UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices) (Zip code)

Diane Hunt, 55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code 781/259-1144

Date of fiscal year end: 3/31

Date of reporting period: 9/30/24

Item 1. Reports to Shareholders

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Small Cap Fund

Ordinary Shares: USBNX

This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$67	1.32%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$102,088,508
Number of Holdings	55
Portfolio Turnover	10%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	36.4
Financials	22.1
Materials	9.5
Health Care	6.0
Energy	5.7
Information Technology	5.2
Consumer Discretionary	4.9
Consumer Staples	4.3
Real Estate	3.9
Cash and Other Assets (Net)	2.0

TOP TEN HOLDINGS

(% of Fund’s net assets)

OFG Bancorp	2.8
Barrett Business Services, Inc.	2.8
South Plains Financial, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Allison Transmission Holdings, Inc.	2.6
Curtiss-Wright Corporation	2.5
International Bancshares Corporation	2.4
Cabot Corporation	2.4
Eagle Materials Inc.	2.4
Ingredion Incorporated	2.4

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Small Cap Fund

Institutional Shares: QBNAX

This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.95%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$102,088,508
Number of Holdings	55
Portfolio Turnover	10%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	36.4
Financials	22.1
Materials	9.5
Health Care	6.0
Energy	5.7
Information Technology	5.2
Consumer Discretionary	4.9
Consumer Staples	4.3
Real Estate	3.9
Cash and Other Assets (Net)	2.0

TOP TEN HOLDINGS

(% of Fund’s net assets)

OFG Bancorp	2.8
Barrett Business Services, Inc.	2.8
South Plains Financial, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Allison Transmission Holdings, Inc.	2.6
Curtiss-Wright Corporation	2.5
International Bancshares Corporation	2.4
Cabot Corporation	2.4
Eagle Materials Inc.	2.4
Ingredion Incorporated	2.4

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Quality Fund

Ordinary Shares: USBOX

This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$58	1.11%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$354,179,058
Number of Holdings	42
Portfolio Turnover	13%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	34.5
Health Care	25.8
Consumer Staples	9.7
Consumer Discretionary	9.0
Communication Services	8.3
Industrials	6.4
Financials	5.2
Cash and Other Assets (Net)	1.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	6.3
Alphabet, Inc. Class A	4.3
Meta Platforms, Inc.	4.0
UnitedHealth Group, Inc.	3.9
Apple, Inc.	3.8
Johnson & Johnson	3.4
Safran SA	3.3
Oracle Corporation	3.2
SAP AG	3.2
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Quality Fund

Institutional Shares: QGIAX

This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.74%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$354,179,058
Number of Holdings	42
Portfolio Turnover	13%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	34.5
Health Care	25.8
Consumer Staples	9.7
Consumer Discretionary	9.0
Communication Services	8.3
Industrials	6.4
Financials	5.2
Cash and Other Assets (Net)	1.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	6.3
Alphabet, Inc. Class A	4.3
Meta Platforms, Inc.	4.0
UnitedHealth Group, Inc.	3.9
Apple, Inc.	3.8
Johnson & Johnson	3.4
Safran SA	3.3
Oracle Corporation	3.2
SAP AG	3.2
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Essex Environmental Opportunities Fund

Ordinary Shares: EEOFX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$66	1.24%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Essex Environmental Opportunities Fund

Institutional Shares: GEOSX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.98%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Essex Environmental Opportunities Fund

R6 Shares: GEORX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$50	0.95%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$52,337,822
Number of Holdings	33
Portfolio Turnover	14%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	61.9
Japan	5.6
Germany	4.9
Denmark	4.7
Switzerland	4.1
Ireland	3.5

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	48.7
Information Technology	20.8
Materials	6.8
Utilities	5.0
Financials	2.7
Consumer Discretionary	0.7
Cash and Other Assets (Net)	15.3

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	5.0
Badger Meter, Inc.	4.5
Primoris Services Corporation	4.1
GE Vernova Inc.	4.0
Hubbell Incorporated	3.6
Kingspan Group plc	3.5
Keyence Corporation	3.3
Valmont Industries, Inc.	3.2
Xylem Inc.	3.1
Cadeler AS	3.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Fund

Ordinary Shares: QFVOX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.41%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Fund

Institutional Shares: QFVIX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Fund

R6 Shares: QFVRX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$49	0.95%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$2,966,779,006
Number of Holdings	61
Portfolio Turnover	5%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.5
France	10.9
United Kingdom	10.8
South Korea	10.5
Canada	9.4
Germany	9.3
Norway	6.2
Ireland	5.4
Switzerland	4.4
Sweden	3.8
Singapore	2.2
Netherlands	2.2
Italy	2.1
Puerto Rico	2.1
Belguim	1.3
Thailand	0.6
Chile	0.5
Colombia	0.4
Russia	< 0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Itochu Corporation	2.4
Smurfit Westrock plc	2.4
Bellway plc	2.4
Muenchener Rueckversicherungs-Gesellschaft	2.3
Canadian Tire Corporation	2.3
Hannover Rueck SE	2.3
LG Electronics Inc.	2.3
Next plc	2.3
Linde plc	2.3
Publicis Groupe	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Small Cap Fund

Ordinary Shares: QUSOX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.41%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Small Cap Fund

Institutional Shares: QUSIX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	1.04%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris Foreign Value Small Cap Fund

R6 Shares: QUSRX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$52	1.01%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$1,050,610,237
Number of Holdings	63
Portfolio Turnover	1%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	17.3
Japan	11.4
France	9.0
South Korea	4.9
Canada	4.9
Sweden	4.9
Thailand	4.8
Norway	4.5
Netherlands	4.1
Ireland	3.0
Germany	2.9
Belguim	2.7
Colombia	2.6
Denmark	2.5
Italy	2.2
Brazil	2.1
Jordan	2.0
Taiwan	1.9
Singapore	1.6
Hong Kong	1.4
Portugal	1.2
China	1.2
Indonesia	1.0
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Vistry Group plc	2.9
EQB Inc.	2.7
D'Ieteren S.A.	2.7
Inchcape plc	2.6
Tecnoglass, Inc.	2.6
Thanachart Capital PCL	2.5
Amundi	2.4
Elis S.A.	2.4
Aalberts N.V.	2.3
Daicel Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris International Opportunities Fund

Ordinary Shares: QISOX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$73	1.39%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris International Opportunities Fund

Institutional Shares: QISIX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.92%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2024

Pear Tree Polaris International Opportunities Fund

R6 Shares: QISRX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2024 to September 30, 2024. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$51	0.98%*

*	Annualized

Key Fund Statistics

(as of September 30, 2024)

KEY FACTS

Total Net Assets	$87,624,648
Number of Holdings	80
Portfolio Turnover	8%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2024)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	11.7
Canada	9.7
China	7.6
Taiwan	7.0
France	6.1
Japan	5.7
Italy	5.4
Australia	5.3
Norway	5.3
Thailand	4.5
South Africa	3.0
Switzerland	2.8
Belgium	2.6
Sweden	1.8
Malaysia	1.7
Brazil	1.6
Singapore	1.6
Germany	1.5
South Korea	1.5
India	1.2
Indonesia	1.1
Spain	1.0
Mexico	0.9
Netherlands	0.9
United States	0.9
Peru	0.8
Finland	0.7
Hong Kong	0.7
Denmark	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

Cranswick plc	3.0
SOL S.p.A.	2.9
Sparebanken Vest	2.9
D'Ieteren S.A.	2.6
Neurones S.A.	2.4
SpareBank Nord-Norge	2.4
ALSO Holding AG	2.3
EQB Inc.	2.3
goeasy Ltd.	2.3
Alibaba Group Holding Ltd.	2.0

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Item 2. Code of Ethics.

Not applicable for Semi Annual Reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi Annual Reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments

The Schedule of Investments is incorporated by reference as part of the Financial Statements and Financial Highlights for Open–End Management Investment Companies filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL REPORT

September 30, 2024

PEAR TREE POLARIS SMALL CAP FUND

PEAR TREE QUALITY FUND

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

PEAR TREE POLARIS FOREIGN VALUE FUND

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 98.0%

	Shares	Value
CONSUMER DISCRETIONARY — 4.9%
AUTOMOBILES — 1.4%
Winnebago Industries, Inc.	24,767	$1,439,210

DIVERSIFIED CONSUMER SERVICES — 1.0%
Perdoceo Education Corporation	43,500	967,440

SPECIALTY RETAIL — 1.4%
Buckle, Inc.	33,500	1,472,995

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Crocs, Inc. (a)	7,410	1,073,042
TOTAL CONSUMER DISCRETIONARY		4,952,687

CONSUMER STAPLES — 4.3%
FOOD & STAPLES RETAILING — 1.9%
Ingles Markets Inc.	26,300	1,961,980

FOOD PRODUCTS — 2.4%
Ingredion Incorporated	17,500	2,405,025
TOTAL CONSUMER STAPLES		4,367,005

ENERGY — 5.7%
ENERGY EQUIPMENT & SERVICES — 2.5%
Innovex International, Inc. (a)	45,800	672,344
NOV, Inc.	117,738	1,880,276
		2,552,620
OIL, GAS & CONSUMABLE FUELS — 3.2%
CVR Energy, Inc.	63,200	1,455,496
Diamondback Energy, Inc.	10,670	1,839,508
		3,295,004
TOTAL ENERGY		5,847,624

FINANCIALS — 22.1%
BANKS — 18.3%
BOK Financial Corporation	19,464	2,036,324
Colony Bankcorp, Inc.	124,479	1,931,914
Cullen/Frost Bankers, Inc.	18,100	2,024,666
F.N.B. Corporation	61,980	874,538
International Bancshares Corporation	41,700	2,493,243

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
Northeast Bancorp	20,700	$1,596,591
OFG Bancorp	64,300	2,888,356
South Plains Financial, Inc.	82,800	2,808,576
Southside Bancshares, Inc.	61,500	2,055,945
		18,710,153
CONSUMER FINANCE — 1.8%
SLM Corporation	78,700	1,799,869

FINANCIAL SERVICES — 2.0%
EVERTEC Inc.	60,500	2,050,345
TOTAL FINANCIALS		22,560,367

HEALTH CARE — 6.0%
BIOTECHNOLOGY — 1.6%
Exelixis, Inc. (a)	61,900	1,606,305

HEALTH CARE TECHNOLOGY — 1.3%
TruBridge, Inc.(a)	116,150	1,389,154

PHARMACEUTICALS — 3.1%
Harmony Biosciences Holdings, Inc. (a)	45,000	1,800,000
Supernus Pharmaceuticals, Inc. (a)	42,500	1,325,150
		3,125,150
TOTAL HEALTH CARE		6,120,609

INDUSTRIALS — 36.4%
AEROSPACE & DEFENSE — 4.6%
Curtiss-Wright Corporation	7,800	2,563,782
V2X, Inc. (a)	37,600	2,100,336
		4,664,118
BUILDING PRODUCTS — 4.7%
Carlisle Companies Incorporated	4,600	2,068,850
Janus International Group, Inc. (a)	122,000	1,233,420
Tecnoglass, Inc.	21,700	1,489,922
		4,792,192
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Ennis, Inc.	82,300	2,001,536

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
ELECTRICAL EQUIPMENT — 2.4%
Acuity Brands, Inc.	5,000	$1,376,950
Regal Rexnord Corporation	6,789	1,126,159
		2,503,109
GROUND TRANSPORTATION — 1.3%
Knight-Swift Transportation Holdings, Inc.	25,394	1,370,006

MACHINERY — 4.1%
Allison Transmission Holdings, Inc.	28,100	2,699,567
Wabash National Corporation	76,200	1,462,278
		4,161,845
PROFESSIONAL SERVICES — 10.2%
Barrett Business Services, Inc.	75,400	2,828,254
CSG Systems International, Inc.	29,800	1,449,770
Kforce, Inc.	32,994	2,027,481
Maximus Inc.	21,800	2,030,888
Science Applications International Corporation	14,900	2,075,123
		10,411,516
TRADING COMPANIES & DISTRIBUTORS — 7.1%
Air Lease Corporation	44,400	2,010,876
Applied Industrial Technologies, Inc.	9,300	2,075,109
DNOW Inc.(a)	101,700	1,314,981
H&E Equipment Services, Inc.	37,000	1,801,160
		7,202,126
TOTAL INDUSTRIALS		37,106,448

INFORMATION TECHNOLOGY — 5.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Arrow Electronics, Inc. (a)	15,000	1,992,450
Kimball Electronics, Inc. (a)	40,045	741,233
		2,733,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
MKS Instruments, Inc.	11,400	1,239,294

SOFTWARE — 1.3%
Enghouse Systems Limited	53,200	1,325,078
TOTAL INFORMATION TECHNOLOGY		5,298,055

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
MATERIALS — 9.5%
CHEMICALS — 2.4%
Cabot Corporation	22,073	$2,467,099

CONSTRUCTION MATERIALS — 2.4%
Eagle Materials Inc.	8,400	2,416,260

CONTAINERS & PACKAGING — 2.6%
Graphic Packaging Holding Co.	91,600	2,710,444

METALS & MINING — 2.1%
Lundin Mining Corporation	203,200	2,131,269
TOTAL MATERIALS		9,725,072

REAL ESTATE — 3.9%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Essential Properties Realty Trust, Inc.	58,200	1,987,530

Health Care REITS — 2.0%
Global Medical REIT Inc.	206,000	2,041,460
TOTAL REAL ESTATE		4,028,990

TOTAL COMMON STOCK
(Cost $ 67,571,836)		100,006,857

TOTAL INVESTMENTS — 98.0%		100,006,857
(Cost $ 67,571,836 )
OTHER ASSETS & LIABILITIES (NET) — 2.0%		2,081,651
NET ASSETS — 100%		$102,088,508

(a)Non-income producing security

(b)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $67,911,128 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,694,779
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,599,050)
Net unrealized appreciation/(depreciation)	$32,095,729

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 98.9%

	Shares	Value
COMMUNICATION SERVICES — 8.3%
INTERACTIVE MEDIA & SERVICES — 8.3%
Alphabet, Inc. Class A (a)	91,082	$15,105,950
Meta Platforms, Inc. (a)	24,792	14,191,932
		29,297,882

CONSUMER DISCRETIONARY — 9.0%
HOTELS, RESTAURANTS & LEISURE — 2.9%
Compass Group Plc (b)	256,077	8,302,657
Hilton Worldwide Holdings Inc.	8,339	1,922,139
		10,224,796
MULTILINE RETAIL — 2.3%
TJX Companies, Inc. (The)	69,900	8,216,046

RETAILING — 2.3%
Amazon.com, Inc. (a)	43,887	8,177,465

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	33,911	5,209,069
TOTAL CONSUMER DISCRETIONARY		31,827,376

CONSUMER STAPLES — 9.7%
BEVERAGES — 5.9%
Coca-Cola Company (The)	156,050	11,213,753
Constellation Brands, Inc. (a)	20,931	5,393,709
Diageo plc (b)	32,138	4,510,247
		21,117,709
FOOD PRODUCTS — 1.4%
Nestle, S.A. (b)	49,222	4,955,179

HOUSEHOLD PRODUCTS — 2.4%
Unilever Plc (b)	129,692	8,424,792
TOTAL CONSUMER STAPLES		34,497,680

FINANCIALS — 5.2%
BANKS — 4.1%
U.S. Bancorp	150,973	6,903,996
Wells Fargo & Company	132,829	7,503,510
		14,407,506

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.1%
American Express Company	14,614	$3,963,317
TOTAL FINANCIALS		18,370,823

HEALTH CARE — 25.8%
HEALTH CARE EQUIPMENT & SUPPLIES — 6.0%
Abbott Laboratories	77,557	8,842,273
Intuitive Surgical, Inc. (a)	18,174	8,928,341
Thermo Fisher Scientific, Inc. (a)	5,496	3,399,661
		21,170,275
HEALTH CARE PROVIDERS & SERVICES — 9.4%
CIGNA Corporation	15,139	5,244,755
Elevance Health Inc.	18,888	9,821,760
Quest Diagnostics Incorporated	29,467	4,574,752
UnitedHealth Group, Inc.	23,769	13,897,259
		33,538,526
PHARMACEUTICALS — 10.4%
Eli Lilly and Company	8,706	7,712,994
Haleon plc (b)	475,415	5,029,890
Johnson & Johnson	74,588	12,087,732
Merck & Co., Inc.	74,120	8,417,068
Roche Holding Ltd. (b)	87,572	3,498,501
		36,746,185
TOTAL HEALTH CARE		91,454,986

INDUSTRIALS — 6.4%
AEROSPACE & DEFENSE — 3.3%
Safran SA	50,027	11,786,495

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Company	18,247	3,441,019

MACHINERY — 2.1%
Otis Worldwide Corp.	70,576	7,335,669
TOTAL INDUSTRIALS		22,563,183

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — 34.5%
IT SERVICES — 19.8%
Accenture Plc	23,613	$8,346,723
Amadeus IT Group, S.A. (b)	38,249	2,763,873
Microsoft Corporation	51,793	22,286,528
Oracle Corporation	67,005	11,417,652
salesforce.com, inc. (a)	26,100	7,143,831
SAP AG (b)	49,430	11,324,413
Visa, Inc.	25,141	6,912,518
		70,195,538
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.9%
KLA-Tencor Corporation	8,901	6,893,023
Lam Research Corporation	11,328	9,244,554
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	64,861	11,264,410
Texas Instruments, Inc.	54,201	11,196,301
		38,598,288
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	57,928	13,497,224
TOTAL INFORMATION TECHNOLOGY		122,291,050

TOTAL COMMON STOCK
(Cost $ 260,009,564)		350,302,980

Short Term Investments — 1.1%

Money Market — 1.1%	Par Value	Value
UMB Money Market Special II, 4.75% (c)	3,728,951	$3,728,951
(Cost $3,728,951)

TOTAL INVESTMENTS — 100.0%
(Cost $263,738,515)		354,031,931
OTHER ASSETS & LIABILITIES (NET) — 0.0%		147,127
NET ASSETS — 100%		$354,179,058

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

(a)Non-Income producing security

(b)ADR - American Depositary Receipts

(c)Percentage rate reflects seven-day effective yield on September 30, 2024.

(d)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $ 264,108,197 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 91,745,651
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,821,917)
Net unrealized appreciation/(depreciation)	$89,923,734

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 84.7%

	Shares	Value
DENMARK — 4.7%
INDUSTRIALS — 4.7%
Cadeler AS (a)	222,418	$1,562,651
Vestas Wind Systems A/S	41,029	908,172
		2,470,823
GERMANY — 4.9%
INDUSTRIALS — 2.2%
Kion Group AG (a)	29,371	1,157,466
INFORMATION TECHNOLOGY — 2.7%
Infineon Technologies AG	39,789	1,397,056
TOTAL GERMANY		2,554,522

IRELAND — 3.5%
INDUSTRIALS — 3.5%
Kingspan Group plc	19,493	1,835,083

JAPAN — 5.6%
INDUSTRIALS — 2.3%
Kurita Water Industries Ltd.	27,673	1,192,895
INFORMATION TECHNOLOGY — 3.3%
Keyence Corporation	3,665	1,751,534
TOTAL JAPAN		2,944,429

SWITZERLAND — 4.1%
INFORMATION TECHNOLOGY — 4.1%
Landis+Gyr Group AG	13,796	1,285,403
u-blox	9,210	849,381
		2,134,784

UNITED STATES — 61.9%
CONSUMER DISCRETIONARY — 0.7%
Rivian Automotive, Inc.	34,155	383,219

FINANCIALS — 2.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,962	1,411,960

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value

INDUSTRIALS — 36.0%
Advanced Drainage Systems, Inc.	6,949	$1,092,105
American Superconductor Corporation (a)	58,699	1,385,296
Array Technologies, Inc. (a)	60,317	398,092
Energy Recovery, Inc. (a)	84,564	1,470,568
Enovix Corporation (a)	58,334	544,840
GE Vernova Inc.	8,207	2,092,621
Generac Holdings Inc. (a)	8,612	1,368,274
Hubbell Incorporated	4,417	1,892,022
Mueller Water Products, Inc.	53,149	1,153,333
Primoris Services Corporation	36,704	2,131,768
Symbotic Inc. (a)	20,466	499,166
Tetra Tech, Inc.	32,188	1,517,986
Valmont Industries, Inc.	5,786	1,677,651
Xylem Inc.	11,923	1,609,963
		18,833,685
INFORMATION TECHNOLOGY — 10.7%
Badger Meter, Inc.	10,666	2,329,561
Cognex Corporation	27,368	1,108,404
Enphase Energy, Inc. (a)	7,443	841,208
Trimble Navigation Limited (a)	20,879	1,296,377
		5,575,550
MATERIALS — 6.8%
Albemarle Corporation	8,696	823,598
Aspen Aerogels, Inc. (a)	44,485	1,231,790
MP Materials Corp. (a)	84,225	1,486,571
		3,541,959
UTILITIES — 5.0%
NextEra Energy, Inc.	31,199	2,637,252

TOTAL UNITED STATES		32,383,625
TOTAL COMMON STOCK
(Cost $39,774,856)		44,323,266

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

Short Term Investments — 18.4%
	Par Value	Value
Money Market — 18.4%
UMB Money Market Special II, 4.75% (b)
(Cost $9,610,853)	$9,610,853	$9,610,853
TOTAL INVESTMENTS — 103.1%
(Cost $49,385,709)		53,934,119
OTHER ASSETS & LIABILITIES (Net) — (3.1)%		(1,596,297)
NET ASSETS — 100%		$52,337,822

(a)Non-income producing security.

(b)Percentage rate reflects seven-day effective yield on September 30, 2024.

(c)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $49,385,709 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,532,462
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,986,930)
Net unrealized appreciation/(depreciation)	$4,545,532

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 97.6%

	Shares	Value

BELGIUM — 1.3%
D’leteren S.A.	180,853	$38,330,340

CANADA — 9.4%
Canadian Tire Corporation	571,881	68,613,021
Lundin Mining Corporation	5,931,100	62,208,503
Magna International Inc.	1,116,485	45,849,436
Methanex Corporation	1,276,693	52,806,517
Open Text Corporation	1,496,200	49,858,567
		279,336,044
CHILE — 0.5%
Antofagasta plc	593,405	16,023,129

COLOMBIA — 0.4%
Tecnoglass, Inc.	154,800	10,628,568

FRANCE — 10.9%
Ipsos	486,280	30,636,725
Michelin (CGDE)	1,608,700	65,461,163
Publicis Groupe	607,547	66,586,066
Teleperformance SE	467,700	48,544,754
TotalEnergies SE	861,100	56,221,373
Vinci SA	478,098	56,000,430
		323,450,511
GERMANY — 9.3%
Daimler Truck Holding AG	1,594,400	59,843,384
Deutsche Telekom AG	2,236,626	65,875,625
flatexDegiro AG	988,400	14,180,672
Hannover Rueck SE	238,800	68,255,223
Muenchener Rueckversicherungs-Gesellschaft	125,730	69,361,985
		277,516,889
IRELAND — 5.4%
Greencore Group plc (a)	14,317,701	35,338,122
Jazz Pharmaceuticals plc (a)	480,800	53,565,928
Smurfit Westrock plc	1,399,446	70,169,405
		159,073,455

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
ITALY — 2.1%
Eni S.p.A.	3,634,400	$55,497,613
Trevi Finanziaria Industriale SpA (a)	25,608,324	8,059,763
		63,557,376
JAPAN — 15.5%
Daicel Corporation	3,273,400	30,493,607
Daito Trust Construction Company, Ltd.	483,300	58,824,476
Itochu Corporation	1,342,500	72,061,766
KDDI Corporation	1,713,800	55,041,927
Macnica Fuji Electronics Holdings Inc.	675,000	9,371,854
Marubeni Corporation	3,339,900	54,637,626
Orix Corporation	2,438,800	56,571,158
Sony Group Corporation	3,426,000	66,524,853
Takeda Pharmaceutical Company Limited	1,946,800	55,842,564
		459,369,831
NETHERLANDS — 2.2%
Koninklijke Ahold Delhaize N.V.	1,883,800	65,239,190

NORWAY — 6.2%
DNB Bank ASA	2,817,530	57,887,673
SpareBank 1 SR-Bank ASA	3,691,887	47,740,371
Sparebanken Vest	1,737,975	20,721,648
Yara International ASA	1,812,400	57,489,802
		183,839,494
PUERTO RICO — 2.1%
Popular, Inc.	622,050	62,372,953

RUSSIA — < 0.1%
ALROSA Company PJSC * (a)	41,136,300	4,417

SINGAPORE — 2.2%
United Overseas Bank Limited	2,630,447	66,007,395

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
SOUTH KOREA — 10.5%
F&F Co., Ltd.	275,500	$14,431,253
Kia Motors Corporation	697,700	53,299,862
LG Electronics, Inc.	852,100	67,962,094
LG Uplus Corporation	1,126,181	8,448,295
Samsung Electronics Company Limited	1,045,096	49,149,961
Shinhan Financial Group Co., Limited	1,521,500	64,573,870
SK Hynix, Inc.	399,900	53,393,393
		311,258,728
SWEDEN — 3.8%
Duni AB	1,566,400	16,349,182
Loomis AB, Class B	1,083,783	35,689,163
SKF AB-B	2,991,300	59,609,988
		111,648,333
SWITZERLAND — 4.4%
Barry Callebaut AG	33,328	61,867,767
Novartis AG	557,150	64,162,070
Sandoz Group AG	132,470	5,538,427
		131,568,264
THAILAND — 0.6%
TISCO Financial Group	5,645,800	16,931,698

UNITED KINGDOM — 10.8%
Bellway plc	1,671,495	69,819,389
Inchcape plc	3,376,161	36,071,257
Linde plc	139,944	66,733,696
Mondi plc	2,989,268	56,694,180
Next plc	516,150	67,726,080
Nomad Foods Limited (a)	1,164,500	22,195,370
		319,239,972

TOTAL COMMON STOCK		2,895,396,587
(Cost $2,310,714,295)

Warrants — < 0.1%

ITALY — < 0.1%
Trevi Finanziaria Industriale SpA (a)
(Cost $7,585,702)	76,022	94,111

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

Short Term Investments — 1.1%
	Par Value	Value
Money Market — 1.1%
UMB Money Market Special II, 4.75% (b)
(Cost $31,939,076)	$31,939,076	$31,939,076
TOTAL INVESTMENTS — 98.7%
(Cost $2,350,239,073)		2,927,429,774
OTHER ASSETS & LIABILITIES (NET) — 1.3%		39,349,232
NET ASSETS — 100%		$2,966,779,006

*Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)Non income producing security.

(b)Percentage rate reflects seven-day effective yield on September 30, 2024.

(c)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $2,363,477,732 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$793,230,303
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(229,278,261)
Net unrealized appreciation/(depreciation)	$563,952,042

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 94.7%

	Shares	Value
BELGIUM — 2.7%
D’leteren SA	131,655	$27,903,219

BRAZIL — 2.1%
Equatorial Energia S.A.	3,392,423	20,245,648
Equatorial Energia S.A.	223,482	1,335,360
		21,581,008
CANADA — 4.9%
EQB Inc.	373,227	28,800,085
goeasy Ltd.	172,083	23,047,149
		51,847,234
CHINA — 1.2%
China MeiDong Auto Holdings Limited	13,000,000	4,836,820
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	8,010,435
		12,847,255
COLOMBIA — 2.6%
Tecnoglass, Inc.	398,764	27,379,136

DENMARK — 2.5%
DFDS A/S	374,399	9,624,120
Ringkjoebing Landbobank A/S	106,200	16,789,760
		26,413,880
FRANCE — 9.0%
Amundi	332,600	24,889,319
Elis S.A.	1,187,198	24,830,458
Rubis	826,400	22,615,321
Technip Energies N.V.	931,600	22,479,009
		94,814,107
GERMANY — 2.9%
flatexDEGIRO AG	490,400	7,035,817
Krones AG	86,600	12,468,080
Sixt SE	151,942	11,124,325
		30,628,222
HONG KONG — 1.4%
Kingboard Laminates Holdings, Ltd.	5,147,500	4,956,975
Samson Holding Limited	74,790,800	4,477,338
VSTECS Holdings Limited	8,587,360	5,173,974
		14,608,287

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
INDONESIA — 1.0%
PT. Pakuwon Jati Tbk	317,709,100	$10,807,146

IRELAND — 3.0%
Glanbia plc	1,296,500	22,876,858
Greencore Group plc (a)	3,466,100	8,554,828
		31,431,686
ITALY — 2.2%
De’Longhi SpA	731,436	22,547,168

JAPAN — 11.4%
Daicel Corporation	2,587,100	24,100,327
Dowa Holdings Co., Limited	500,800	18,398,378
Kanematsu Corporation	892,800	15,098,456
Kyudenko Corporation	326,700	15,446,533
Mizuho Leasing Company, Limited	1,352,000	9,329,027
Open House Group Co., Limited	575,100	21,731,093
Sankyu Inc.	464,000	15,615,884
		119,719,698
JORDAN — 2.0%
Hikma Pharmaceuticals plc	835,900	21,427,296

NETHERLANDS — 4.1%
Aalberts N.V.	603,103	24,527,984
Signify N.V.	778,400	18,382,750
		42,910,734
NORWAY — 4.5%
SpareBank Nord-Norge	735,389	7,558,671
Sparebank 1 Oestlandet	427,188	5,889,060
SpareBank 1 SMN	961,828	14,013,703
SpareBank 1 SR-Bank ASA	931,626	12,047,002
Sparebanken Vest	614,092	7,321,738
		46,830,174
PORTUGAL — 1.2%
Redes Energéticas Nacionais, SGPS, S.A.	4,848,005	13,066,888

SINGAPORE — 1.6%
Venture Corporation, Limited	1,567,200	17,163,407

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value

SOUTH KOREA — 4.9%
Doosan Bobcat	568,700	$17,656,359
ENF Technology Co., Limited	692,686	11,865,234
Fila Holding Corporation	221,700	7,162,824
Orion Corporation	203,800	15,194,999
		51,879,416
SPAIN — 0.6%
CIE Automotive	206,600	5,960,502

SWEDEN — 4.9%
Duni AB	485,645	5,068,883
Hexpol AB	2,231,100	23,110,856
Loomis AB, Class B	706,161	23,254,004
		51,433,743
TAIWAN — 1.9%
BizLink Holding, Inc.	1,059,293	15,430,903
Primax Electronics Limited	1,561,800	4,471,239
		19,902,142
THAILAND — 4.8%
Thanachart Capital PCL	16,775,000	26,327,014
TISCO Financial Group	7,836,500	23,501,585
		49,828,599
UNITED KINGDOM — 17.3%
Berkeley Group Holdings plc	198,094	12,541,966
Coats Group plc	5,811,700	7,826,890
Computacenter plc	503,000	16,692,448
Crest Nicholson Holdings plc	2,611,400	6,760,566
Future plc	1,333,000	18,077,304
Inchcape plc	2,574,909	27,510,597
Lancashire Holdings Limited	2,380,495	21,936,956
OSB Group plc	3,172,817	16,555,678
QinetiQ	3,856,400	23,247,031
Vistry Group plc	1,745,525	30,578,882
		181,728,318

TOTAL COMMON STOCK
(Cost $836,860,416)	994,659,265

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

Short Term Investments — 4.9%
	Par Value	Value
Money Market — 4.9%
UMB Money Market Special II, 4.75% (b)
(Cost $51,275,397)	$51,275,397	$51,275,397
TOTAL INVESTMENTS — 99.6%
(Cost $888,135,813)		1,045,934,662
OTHER ASSETS & LIABILITIES (NET) — 0.4%		4,675,575
NET ASSETS — 100%		$1,050,610,237

(a)Non-income producing security

(b)Percentage rate reflects seven-day effective yield on September 30, 2024.

(c)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $895,019,230 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$211,497,930
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(60,582,498)
Net unrealized appreciation/(depreciation)	$150,915,432

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Common Stock — 95.0%

	Shares	Value
AUSTRALIA — 5.3%
Accent Group Limited	535,900	$884,862
Collins Foods Limited	257,512	1,561,437
HANSEN Technologies	141,025	465,713
Macquarie Group Limited	10,692	1,723,672
		4,635,684
BELGIUM — 2.6%
D’Ieteren S.A.	10,700	2,267,779

BRAZIL — 1.6%
Equatorial Energia S.A.	220,822	1,317,844
Equatorial Energia S.A.	14,547	86,922
		1,404,766
CANADA — 9.7%
Alimentation Couche-Tard Inc.	31,100	1,721,204
Canadian Tire Corporation	11,816	1,417,658
Enghouse Systems Limited	19,400	483,205
EQB Inc.	25,877	1,996,800
goeasy Ltd.	14,780	1,979,492
OpenText Corporation	28,000	933,057
		8,531,416
CHINA — 7.6%
Alibaba Group Holding Ltd.	125,200	1,773,029
China MeiDong Auto Holdings Limited	2,950,000	1,097,586
Midea Group Co., Ltd.	131,600	1,426,647
Zhejiang Supor Co.	166,800	1,391,248
Zhongsheng Group Holdings	543,000	1,008,054
		6,696,564

DENMARK — 0.4%
DFDS A/S	14,900	383,012

FINLAND — 0.7%
Valmet OYJ	19,600	629,125

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
FRANCE — 6.1%
Alten S.A.	3,800	$424,531
LVMH Moet Hennessy Louis Vuitton SE	1,295	995,098
Neurones S.A.	43,855	2,146,252
SEB SA	12,000	1,372,768
Teleperformance SE	3,700	384,040
		5,322,689
GERMANY — 1.5%
Sixt SE	18,400	1,347,143

HONG KONG — 0.7%
Kingboard Laminates Holdings, Ltd.	426,500	410,714
VSTECS Holdings Limited	328,000	197,623
		608,337
INDIA — 1.2%
Muthoot Finance Ltd.	42,294	1,025,462

INDONESIA — 1.1%
PT Bank Rakyat Indonesia Tbk	2,939,646	961,113

ITALY — 5.4%
De’Longhi S.p.A.	26,700	823,051
Interpump Group S.p.A.	9,800	458,063
Reply S.p.A.	2,818	425,216
SeSa S.p.A.	4,093	420,492
SOL S.p.A.	64,300	2,561,953
		4,688,775
JAPAN — 5.7%
FULLCAST HOLDINGS Co., Ltd.	85,200	955,403
JAC Recruitment Co., Ltd.	154,100	823,073
NEXTAGE Co., Ltd.	117,300	1,506,432
Open Up Group Inc.	56,900	813,085
Sony Group Corporation	45,500	883,503
		4,981,496

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
MALAYSIA — 1.7%
Public Bank Bhd	926,900	$1,025,018
Scientex Berhad	460,400	482,340
		1,507,358
MEXICO — 0.9%
Wal-Mart de Mexico, S.A.B. de C.V.	263,000	793,884

NETHERLANDS — 0.9%
Aalberts N.V.	19,534	794,441

NORWAY — 5.3%
SpareBank Nord-Norge	207,100	2,128,670
Sparebanken Vest	211,582	2,522,665
		4,651,335
PERU — 0.8%
Credicorp Ltd.	3,800	687,686

SINGAPORE — 1.6%
United Overseas Bank Limited	54,000	1,355,054

SOUTH AFRICA — 3.0%
AVI Limited	263,174	1,679,915
FirstRand Limited	202,200	974,597
		2,654,512
SOUTH KOREA — 1.5%
Hansol Chemical Co., Ltd.	2,917	299,797
Samsung Electronics Company Limited	21,148	994,572
		1,294,369
SPAIN — 1.0%
CIE Automotive	30,545	881,237

SWEDEN — 1.8%
Bravida Holding AB	50,900	383,887
Hexpol AB	75,300	779,995
Knowit AB	24,558	381,818
		1,545,700

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

	Shares	Value
SWITZERLAND — 2.8%
ALSO Holding AG	6,300	$2,023,826
Barry Callebaut AG	250	464,083
		2,487,909
TAIWAN — 7.0%
BizLink Holding, Inc.	44,290	645,180
Chailease Holding Co., Ltd.	280,914	1,451,328
POYA International Co., Ltd.	55,680	927,223
SINBON Electronics Co., Ltd.	150,300	1,427,177
Thinking Electronic Industrial Co., Ltd.	82,000	450,855
Yageo Corporation	61,546	1,211,608
		6,113,371
THAILAND — 4.5%
Krungthai Card Public Company Limited	545,100	825,845
Muangthai Capital Public Company Limited	1,064,000	1,636,796
TISCO Financial Group	477,800	1,432,917
		3,895,558
UNITED KINGDOM — 11.7%
Computacenter plc	36,000	1,194,688
Cranswick plc	39,440	2,655,786
Games Workshop Group PLC	6,810	981,992
Genuit Group plc	112,100	721,019
Howden Joinery Group plc	37,263	453,354
Marshalls PLC	105,100	469,461
Mondi plc	63,711	1,208,337
OSB Group PLC	71,500	373,085
Oxford Instruments plc	25,167	717,369
Pets at home group plc	180,000	737,384
RS Group plc	40,791	443,202
SSP Group plc	154,400	329,925
		10,285,602
UNITED STATES — 0.9%
Euronet Worldwide, Inc. (a)	8,300	823,609

TOTAL COMMON STOCK
(Cost $68,352,766)		83,254,986

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2024 (Unaudited)

Short Term Investments — 4.6%
	Par Value	Value
Money Market — 4.6%
UMB Money Market Special II, 4.75% (b)	$3,989,883	$3,989,883
(Cost $3,989,883)
TOTAL INVESTMENTS — 99.6%
(Cost $72,342,649)		87,244,869
OTHER ASSETS & LIABILITIES (Net) — 0.4%		379,779
NET ASSETS — 100%		$87,624,648

(a)Non-income producing security.

(b)Percentage rate reflects seven-day effective yield on September 30, 2024.

(c)At September 30, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $72,761,237 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,144,250
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,660,618)
Net unrealized appreciation/(depreciation)	$14,483,632

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$100,006,857	$354,031,931	$53,934,119
Dividends and interest receivable	103,464	377,612	37,475
Foreign tax reclaims receivable	1,840	167,649	47,889
Receivable for shares of beneficial interest sold	3,059,524	37,654	6
Other Assets	14,594	11,505	68,493
Total Assets	$103,186,279	$354,626,351	$54,087,982
Liabilities:
Payable for investments purchased	$1,018,897	$—	$—
Payable for shares of beneficial interest repurchased	—	188,448	1,701,150
Payable for compensation of manager (Note 3)	57,801	168,792	33,573
Payable for distribution fees (Note 3)	10,975	34,520	2,163
Payable to custodian	2,408	2,187	8,402
Payable to transfer agent (Note 3)	7,174	28,554	2,653
Other accrued expenses and liabilities	516	24,792	2,219
Total Liabilities	$1,097,771	$447,293	$1,750,160
Net Assets	$102,088,508	$354,179,058	$52,337,822

Investments at cost	$67,571,836	$263,738,515	$49,385,709

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2024 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$66,936,956	$237,732,220	$61,284,953
Total distributable earnings (loss)	35,151,552	116,446,838	(8,947,131)
Net Assets Applicable to Outstanding Shares	$102,088,508	$354,179,058	$52,337,822

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$54,795,139	$169,686,863	$10,922,114
Shares Outstanding	1,917,403	6,792,421	771,917
Net asset value and redemption proceeds per share	$28.58	$24.98	$14.15
Institutional Shares
Net assets applicable to outstanding shares	$47,293,369	$184,492,195	$38,111,026
Shares Outstanding	1,309,622	6,455,963	2,645,680
Net asset value and redemption proceeds per share	$36.11	$28.58	14.41
R6 Shares
Net assets applicable to outstanding shares	—	—	3,304,682
Shares Outstanding	—	—	501,468
Net asset value and redemption proceeds per share	—	—	$6.59

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2024 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$2,927,429,774	$1,045,934,662	$87,244,869
Foreign currency at value (Cost $0 for Foreign Value, $592,312 for Foreign Value Small Cap and $480,280 for International Opportunities.)	—	592,486	480,371
Dividends and interest receivable	9,308,802	3,131,403	100,349
Foreign tax reclaims receivable	19,754,230	3,045,125	93,161
Receivable for investments sold	13,435,062	125	726,704
Receivable for shares of beneficial interest sold	481,605	261,344	106
Other Assets	185,766	—	21,548
Total Assets	$2,970,595,239	$1,052,965,145	$88,667,108
Liabilities:
Payable for investments purchased	$—	$931,140	$873,770
Payable for shares of beneficial interest repurchased	1,222,555	537,060	9,422
Payable for compensation of manager (Note 3)	2,173,726	758,993	55,296
Payable for distribution fees (Note 3)	60,222	18,909	7,036
Payable to custodian	77,338	21,725	3,692
Payable to transfer agent (Note 3)	126,325	40,413	5,368
Payable for foreign capital gain tax	—	—	80,364
Other accrued expenses and liabilities	156,067	46,668	7,512
Total Liabilities	$3,816,233	$2,354,908	$1,042,460
Net Assets	$2,966,779,006	$1,050,610,237	$87,624,648

Investments at cost	$2,350,239,073	$888,135,813	$72,342,649

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2024 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$2,464,953,445	$961,272,838	$111,415,374
Total distributable earnings (loss)	501,825,561	89,337,399	(23,790,726)
Net Assets Applicable to Outstanding Shares	$2,966,779,006	$1,050,610,237	$87,624,648
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$295,474,304	$91,958,369	$35,482,470
Shares Outstanding	11,700,050	5,426,206	2,729,577
Net asset value and redemption proceeds per share	$25.25	$16.95	$13.00
Institutional Shares
Net assets applicable to outstanding shares	$2,223,850,589	$667,214,701	$23,709,959
Shares Outstanding	88,281,706	39,308,776	1,796,752
Net asset value and redemption proceeds per share	$25.19	$16.97	$13.20
R6 Shares
Net assets applicable to outstanding shares	$447,454,113	$291,437,167	$28,432,219
Shares Outstanding	36,612,323	24,151,807	2,153,437
Net asset value and redemption proceeds per share	$12.22	$12.07	$13.20

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2024 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Investment Income:
Dividends(a)	$859,112	$2,456,656	$236,885
Interest	44,405	47,702	31,191
Total Investment Income	$903,517	$2,504,358	$268,076
Expenses:
Compensation of manager (Note 3)	343,947	1,653,797	206,096
Distribution fees, Ordinary Shares (Note 3)	83,683	226,686	14,010
Administrative fees (Note 3)	12,744	48,898	6,861
Custodian and fund accounting fees	11,100	31,001	26,500
Regulatory and Compliance (Note 3)	2,850	10,958	1,553
Transfer agent fees (Note 3):
Ordinary Shares	54,109	145,936	9,069
Institutional Shares	15,381	120,233	25,487
R6 Shares	—		183
Audit and legal	7,440	28,835	—
Registration fees	4,608	19,064	19,497
Insurance	717	2,746	385
Compensation of trustees (Note 3)	1,715	6,580	924
Printing	2,481	9,512	1,335
Miscellaneous	2,334	8,880	278
Total expenses before waivers / reimbursements / reductions	543,109	2,313,126	312,178
Management Fee Waiver (Note 3)	—	(670,220)	—
Transfer Agent Fee Waiver Institutional Shares (Note3)	(11,424)	(89,646)	(18,899)
Manager Reimbursement / Reduction (Note 3)	—	—	(54,712)
Expenses, Net	$531,685	$1,553,260	$238,567
Net Investment income / (loss)	$371,832	$951,098	$29,509

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2024 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$2,236,890	$14,981,820	$780,715
Foreign denominated assets, liabilities, and currency	(775)	(803)	(1,244)
Change in unrealized appreciation / (depreciation) of:
Investments	1,107,266	14,472,801	4,164,354
Foreign denominated assets, liabilities, and currency	(21)	—	1,969
Net realized and unrealized gain / (loss) on investment and foreign currency	3,343,360	29,453,818	4,945,794
Net increase / (decrease) in net assets resulting from operations	$3,715,192	$30,404,916	$4,975,303

(a)Dividends are net of foreign withholding taxes of $4,868 for Small Cap, $77,601 for Quality and $5,770 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of $0 for Small Cap, $10,526 for Quality and $0 for Environmental Opportunities.

(b)Net realized gains on investments are net of foreign withholding taxes of $0 for Small Cap, $0 for Quality and $0 for Environmental Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2024 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends(a)	$58,923,248	$22,507,423	$1,542,681
Interest	733,187	674,221	54,775
Total Investment Income	$59,656,435	$23,181,644	$1,597,456
Expenses:
Compensation of manager (Note 3)	15,055,452	5,169,436	383,409
Distribution fees, Ordinary Shares (Note 3)	393,823	144,419	60,791
Administrative fees (Note 3)	455,413	154,190	12,894
Custodian and fund accounting fees	270,000	115,000	17,500
Regulatory and Compliance (Note 3)	101,995	34,648	2,885
Transfer agent fees (Note 3):
Ordinary Shares	253,678	92,997	39,212
Institutional Shares	1,812,409	514,630	8,293
R6 Shares	24,561	15,326	1,475
Audit and legal	263,756	91,530	17,737
Registration fees	26,278	41,967	17,114
Tax reclaim service fee	119,922	—	—
Insurance	25,619	8,657	725
Compensation of trustees (Note 3)	61,290	20,756	1,735
Printing	88,678	29,982	2,511
Miscellaneous	83,721	28,270	2,324
Total expenses before waivers / reimbursements / reductions	19,036,595	6,461,808	568,605
Management Fee Waiver (Note 3)	(1,505,545)	(516,944)	(42,600)
Transfer Agent Fee Waiver Institutional Shares (Note3)	(1,350,560)	(383,610)	(6,176)
Manager Reimbursement / Reduction (Note 3)	(145,705)	—	(5,371)
Expenses, Net	$16,034,785	$5,561,254	$514,458
Net Investment income / (loss)	$43,621,650	$17,620,390	$1,082,998

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2024 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$81,904,576	$(5,282,366)	$2,106,706
Foreign denominated assets, liabilities, and currency	(480,052)	(37,964)	10,090
Change in unrealized appreciation / (depreciation) of:
Investments	46,944,534	50,916,841	3,751,976
Foreign denominated assets, liabilities, and currency	977,857	225,227	9,131
Net change in deferred non-U.S.taxes	—	—	59,586
Net realized and unrealized gain / (loss) on investment and foreign currency	129,346,915	45,821,738	5,937,489
Net increase / (decrease) in net assets resulting from operations	$172,968,565	$63,442,128	$7,020,487

(a)Dividends are net of foreign withholding taxes of $7,868,297 for Foreign Value, $2,407,595 for Foreign Value Small Cap and $176,828 for International Opportunities.

(b)Net realized gains on investments are net of foreign withholding taxes of $0 for Foreign Value, $0 for Foreign Value Small Cap and $121,901 for International Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$371,832	$845,349
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	2,236,115	696,100
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	1,107,245	14,164,101
Net increase / (decrease) from operations	$3,715,192	$15,705,550
Distributions to shareholders
Ordinary shares	$—	$(612,079)
Institutional shares	—	(121,643)
R6 Shares	—	—
Total distributions to shareholders	$—	$(733,722)
Capital Stock Transactions
Shares sold
Ordinary Shares	$2,643,784	$2,667,850
Institutional Shares	31,349,725	1,987,167
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	453,013
Institutional Shares	—	121,338
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(23,443,233)	(9,439,340)
Institutional Shares	(308,747)	(809,373)
R6 Shares	—	—

Net increase (decrease) from capital stock transactions	$10,241,529	$(5,019,345)

Net Increase / (Decrease) in Net Assets	$13,956,721	$9,952,483
Net Assets Beginning of Year	88,131,787	78,179,304

Net Assets End of Year	$102,088,508	$88,131,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	98,002	109,350
Institutional Shares	902,247	64,685
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	17,892
Institutional Shares	—	3,804
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(865,222)	(389,145)
Institutional Shares	(8,805)	(27,394)
R6 Shares	—	—
Increase (Decrease) in Shares Outstanding	126,222	(220,808)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$951,098	$1,378,839
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	14,981,017	15,747,588
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	14,472,801	52,735,469
Net increase / (decrease) from operations	$30,404,916	$69,861,896
Distributions to shareholders
Ordinary shares	$—	$(6,695,035)
Institutional shares	—	(4,696,152)
R6 Shares	—	—
Total distributions to shareholders	$—	$(11,391,187)
Capital Stock Transactions
Shares sold
Ordinary Shares	$18,228,028 *	$55,454,982
Institutional Shares	51,288,170	79,115,880
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	5,218,198
Institutional Shares	—	4,575,483
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(47,004,874)	(30,185,647)
Institutional Shares	(22,134,423)	(36,516,103)
R6 Shares	—	—

Net increase (decrease) from capital stock transactions	$376,901	$77,662,793

Net Increase / (Decrease) in Net Assets	$30,781,817	$136,133,502
Net Assets Beginning of Year	323,397,241	187,263,739

Net Assets End of Year	$354,179,058	$323,397,241

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	783,276	2,716,052
Institutional Shares	1,880,247	3,412,767
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	256,675
Institutional Shares	—	197,304
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(1,974,222)	(1,478,874)
Institutional Shares	(837,217)	(1,549,392)
R6 Shares	—	—
Increase (Decrease) in Shares Outstanding	(147,916)	3,554,532

*Includes contributions to capital from investment managers/brokers for: Ordinary $52.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$29,509	$(64,867)
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	779,471	(8,976,860)
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	4,166,323	2,177,417
Net increase / (decrease) from operations	$4,975,303	$(6,864,310)
Distributions to shareholders
Ordinary shares	$—	$—
Institutional shares	—	—
R6 Shares	—	—
Total distributions to shareholders	$—	$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$516,308	$1,829,537
Institutional Shares	9,760,789	8,510,062
R6 Shares	38,645	1,287,907
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(1,609,455)	(740,099)
Institutional Shares	(6,800,263)	(31,291,688)
R6 Shares	(4,633)	(94,514)

Net increase (decrease) from capital stock transactions	$1,901,391	$(20,498,795)

Net Increase / (Decrease) in Net Assets	$6,876,694	$(27,363,105)
Net Assets Beginning of Year	45,461,128	72,824,233

Net Assets End of Year	$52,337,822	$45,461,128

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	37,861	150,028
Institutional Shares	700,389	649,240
R6 Shares	6,294	236,577
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(122,975)	(58,493)
Institutional Shares	(499,255)	(2,501,493)
R6 Shares	(744)	(16,601)
Increase (Decrease) in Shares Outstanding	121,570	(1,540,742)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$43,621,650	$73,199,861
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	81,424,524	100,368,701
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	47,922,391	255,181,536
Net increase / (decrease) from operations	$172,968,565	$428,750,098
Distributions to shareholders
Ordinary shares	$—	$(6,293,154)
Institutional shares	—	(52,692,664)
R6 Shares	—	(22,546,318)
Total distributions to shareholders	$—	$(81,532,136)
Capital Stock Transactions
Shares sold
Ordinary Shares	$5,653,118	$6,298,707
Institutional Shares	131,354,717 *	239,517,996
R6 Shares	8,911,069	32,162,117
Distributions reinvested
Ordinary Shares	—	5,667,074
Institutional Shares	—	46,847,543
R6 Shares	—	17,827,096
Shares redeemed
Ordinary Shares	(56,038,300)	(76,006,272)
Institutional Shares	(349,360,280)	(577,253,914)
R6 Shares	(47,626,269)	(117,335,058)

Net increase (decrease) from capital stock transactions	$(307,105,945)	$(422,274,711)

Net Increase / (Decrease) in Net Assets	$(134,137,380)	$(75,056,749)
Net Assets Beginning of Year	3,100,916,386	3,175,973,135

Net Assets End of Year	$2,966,779,006	$3,100,916,386

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	233,263	285,448
Institutional Shares	5,446,633	10,976,493
R6 Shares	767,050	3,002,621
Distributions reinvested
Ordinary Shares	—	251,423
Institutional Shares	—	2,089,543
R6 Shares	—	1,640,027
Shares redeemed
Ordinary Shares	(2,297,738)	(3,455,811)
Institutional Shares	(14,493,380)	(26,448,007)
R6 Shares	(4,087,771)	(10,881,046)
Increase (Decrease) in Shares Outstanding	(14,431,943)	(22,539,309)

*Includes contributions to capital from investment managers/brokers for: Institutional $61.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$17,620,390	$23,423,042
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	(5,320,330)	6,561,997
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	51,142,068	104,208,875
Net increase / (decrease) from operations	$63,442,128	$134,193,914
Distributions to shareholders
Ordinary shares	$—	$(2,653,810)
Institutional shares	—	(15,576,021)
R6 Shares	—	(7,937,962)
Total distributions to shareholders	$—	$(26,167,793)
Capital Stock Transactions
Shares sold
Ordinary Shares	$4,925,702 *	$10,790,936
Institutional Shares	74,585,863 *	84,268,660
R6 Shares	27,431,715	74,416,117
Distributions reinvested
Ordinary Shares	—	2,046,690
Institutional Shares	—	14,421,353
R6 Shares	—	7,089,169
Shares redeemed
Ordinary Shares	(43,945,181)	(33,211,846)
Institutional Shares	(81,297,950)	(144,681,516)
R6 Shares	(17,675,834)	(100,617,184)

Net increase (decrease) from capital stock transactions	$(35,975,685)	$(85,477,621)

Net Increase / (Decrease) in Net Assets	$27,466,443	$22,548,500
Net Assets Beginning of Year	1,023,143,794	1,000,595,294

Net Assets End of Year	$1,050,610,237	$1,023,143,794

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	306,809	733,944
Institutional Shares	4,509,793	5,668,690
R6 Shares	2,347,246	6,984,681
Distributions reinvested
Ordinary Shares	—	134,828
Institutional Shares	—	951,277
R6 Shares	—	657,622
Shares redeemed
Ordinary Shares	(2,653,962)	(2,240,398)
Institutional Shares	(4,953,893)	(9,754,232)
R6 Shares	(1,515,877)	(9,893,492)
Increase (Decrease) in Shares Outstanding	(1,959,884)	(6,757,080)

*Includes contributions to capital from investment managers/brokers for: Ordinary $3 and Institutional $13.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$1,082,998	$756,306
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	2,116,796	1,001,173
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes.	3,820,693	8,391,562
Net increase / (decrease) from operations	$7,020,487	$10,149,041
Distributions to shareholders
Ordinary shares	$—	$(73,193)
Institutional shares	—	(53,709)
R6 Shares	—	(339,271)
Total distributions to shareholders	$—	$(466,173)
Capital Stock Transactions
Shares sold
Ordinary Shares	$510,474	$380,621
Institutional Shares	15,887,956 **	387,810
R6 Shares	236,114	257,702
Shares issued in the Reorganization***
Ordinary Shares	—	53,765,215 *
Institutional Shares	—	3,911,386 *
R6 Shares	—	627,632 *
Distributions reinvested
Ordinary Shares	—	47,442
Institutional Shares	—	53,405
R6 Shares	—	339,272
Shares redeemed
Ordinary Shares	(22,748,502)	(7,992,472)
Institutional Shares	(477,567)	(1,646,077)
R6 Shares	(5,622)	(670,120)

Net increase (decrease) from capital stock transactions	$(6,597,147)	$49,461,816

Net Increase / (Decrease) in Net Assets	$423,340	$59,144,684
Net Assets Beginning of Year	87,201,308	28,056,624

Net Assets End of Year	$87,624,648	$87,201,308

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	42,939	32,911
Institutional Shares	1,271,647	32,323
R6 Shares	18,354	21,515
Shares issued in the Reorganization***
Ordinary Shares	—	5,187,990
Institutional Shares	—	373,552
R6 Shares	—	59,865
Distributions reinvested
Ordinary Shares	—	3,986
Institutional Shares	—	4,949
R6 Shares	—	31,851
Shares redeemed
Ordinary Shares	(1,858,450)	(687,891)
Institutional Shares	(39,174)	(137,740)
R6 Shares	(452)	(56,034)
Increase (Decrease) in Shares Outstanding	(565,136)	4,867,277

*Includes allocation of unrealized depreciation in the amount of $(121,015) for Ordinary Shares, $(15,713) for Institutional Shares and $(50,958) for R6 Shares.

**Includes contributions to capital from investment managers/brokers for: Institutional $29.

***Shares issued in connection with the reorganization of Pear Tree Axiom Emerging Markets World Equity Fund into International Opportunities Fund on November 1, 2023.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.46	$22.87	$26.02	$27.43	$15.45	$23.97
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.10	0.24	0.20	0.17	0.14	0.15
Net realized and unrealized gain / (loss) on securities	1.02	4.57	(1.05)	0.63	12.00	(6.73)
Total from Investment Operations	1.12	4.81	(0.85)	0.80	12.14	(6.58)
Less Distributions:
Dividends from net investment income	—	(0.22)	(0.10)	(0.15)	(0.16)	(0.14)
Distributions from realized capital gains	—	—	(2.20)	(2.06)	—	(1.80)
Total Distributions	—	(0.22)	(2.30)	(2.21)	(0.16)	(1.94)
Net Asset Value, End of Period	$28.58	$27.46	$22.87	$26.02	$27.43	$15.45
Total Return	4.08%	21.12%	(3.39)%	2.89%	78.75%	(30.27)%
Net Assets, End of Period (000’s)	$54,795	$73,718	$67,389	$75,159	$86,880	$60,008
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.32%	1.36%	1.35%	1.33%	1.37%	1.35%
Net	1.32%	1.36%	1.35%	1.33%	1.37%	1.35%
Ratio of net investment income (loss) to average net assets(c)	0.76%	1.00%	0.85%	0.61%	0.66%	0.63%
Portfolio Turnover	10%	12%	30%	23%	33%	28%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.63	$28.77	$32.10	$33.32	$18.73	$28.67
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.19	0.42	0.36	0.32	0.26	0.27
Net realized and unrealized gain / (loss) on securities	1.29	5.75	(1.30)	0.78	14.57	(8.17)
Total from Investment Operations	1.48	6.17	(0.94)	1.10	14.83	(7.90)
Less Distributions:
Dividends from net investment income	—	(0.31)	(0.19)	(0.26)	(0.24)	(0.24)
Distributions from realized capital gains	—	—	(2.20)	(2.06)	—	(1.80)
Total Distributions	—	(0.31)	(2.39)	(2.32)	(0.24)	(2.04)
Net Asset Value, End of Period	$36.11	$34.63	$28.77	$32.10	$33.32	$18.73
Total Return	4.27%	21.53%	(3.02)%	3.27%	79.43%	(30.02)%
Net Assets, End of Period (000’s)	$47,293	$14,414	$10,790	$9,055	$8,792	$5,681
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.07%	1.12%	1.10%	1.08%	1.12%	1.10%
Net	0.95%	1.00%	0.98%	0.96%	1.00%	0.98%
Ratio of net investment income (loss) to average net assets(b)(c)	1.22%	1.40%	1.21%	0.97%	1.04%	1.02%
Portfolio Turnover	10%	12%	30%	23%	33%	28%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.83	$18.19	$21.11	$21.14	$15.06	$18.66
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.05	0.08	0.08	0.06	0.10	0.12
Net realized and unrealized gain / (loss) on securities	2.10	5.46	(0.57)	2.35	7.55	(0.19)
Total from Investment Operations	2.15	5.54	(0.49)	2.41	7.65	(0.07)
Less Distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.05)	(0.10)	(0.15)
Distributions from realized capital gains	—	(0.83)	(2.35)	(2.39)	(1.47)	(3.38)
Total Distributions	—	(0.90)	(2.43)	(2.44)	(1.57)	(3.53)
Net Asset Value, End of Period	$24.98	$22.83	$18.19	$21.11	$21.14	$15.06
Total Return	9.42%	31.08%	(1.78)%	10.66%	51.83%	(2.98)%
Net Assets, End of Period (000’s)	$169,687	$182,282	$118,065	$130,244	$137,485	$97,951
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.52%	1.51%	1.50%	1.52%	1.54%
Net	1.11%	1.14%	1.19%	1.16%	1.22%	1.27%
Ratio of net investment income (loss) to average net assets(b)(c)	0.41%	0.40%	0.44%	0.24%	0.53%	0.62%
Portfolio Turnover	13%	23%	34%	31%	41%	35%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.07	$20.64	$23.59	$23.39	$16.53	$20.18
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.10	0.18	0.17	0.16	0.20	0.21
Net realized and unrealized gain / (loss) on securities	2.41	6.22	(0.62)	2.60	8.30	(0.25)
Total from Investment Operations	2.51	6.40	(0.45)	2.76	8.50	(0.04)
Less Distributions:
Dividends from net investment income	—	(0.14)	(0.15)	(0.17)	(0.17)	(0.23)
Distributions from realized capital gains	—	(0.83)	(2.35)	(2.39)	(1.47)	(3.38)
Total Distributions	—	(0.97)	(2.50)	(2.56)	(1.64)	(3.61)
Net Asset Value, End of Period	$28.58	$26.07	$20.64	$23.59	$23.39	$16.53
Total Return	9.63%	31.58%	(1.38)%	11.09%	52.42%	(2.62)%
Net Assets, End of Period (000’s)	$184,492	$141,115	$69,199	$64,418	$46,891	$9,624
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.27%	1.26%	1.25%	1.27%	1.29%
Net	0.74%	0.77%	0.79%	0.78%	0.80%	0.90%
Ratio of net investment income (loss) to average net assets(b)(c)	0.78%	0.77%	0.84%	0.62%	0.92%	1.04%
Portfolio Turnover	13%	23%	34%	31%	41%	35%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period.See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,		Seven Months Ended March 31, 2022(1)		Years Ended August 31,**
		2024	2023			2021	2020	2019
Net Asset Value, Beginning of Period	$12.72	$13.87	$16.13	$20.12		$12.63	$10.05	$10.69
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.01)	(0.04)	(0.07)	(0.09)		(0.06)	(0.06)	(0.02)
Net realized and unrealized gain/(loss) on securities	1.44	(1.11)	(2.19)	(2.69)		7.83	2.64	(0.62)
Total from Investment Operations	1.43	(1.15)	(2.26)	(2.78)		7.77	2.58	(0.64)
Less Distributions:
Dividends from net investment income	—	—	—	—		—	—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)		(0.28)	—	—
Total Distributions	—	—	0.00 (2)	(1.21)		(0.28)	—	—
Net Asset Value, End of Period	$14.15	$12.72	$13.87	$16.13		$20.12	$12.63	$10.05
Total Return	11.24%	(8.29)%	(14.01)%	(14.67	)%(4)	61.95%	25.67%	(5.99)%
Net Assets, End of Period (000’s)	$10,922	$10,904	$10,615	$9,601		$263	$44	$16
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.57%	1.51%	1.58%	2.11	%(3)	1.55%	2.66%	4.22%
Net	1.24%	1.24%	1.23%	1.24	%(3)	1.24%	1.24%	1.28%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.08)%	(0.31)%	(0.47)%	(0.99	)%(3)	(0.80)%	(0.63)%	(0.24)%
Portfolio Turnover	14%	47%	31%	9%		41%	37%	30%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,		Seven Months Ended March 31, 2022(1)		Years Ended August 31,**
		2024	2023			2021	2020	2019
Net Asset Value, Beginning of Period	$12.94	$14.07	$16.32	$20.32		$12.72	$10.10	$10.71
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	(0.01)	(0.03)	(0.08)		(0.07)	(0.03)	_ (2)
Net realized and unrealized gain/ (loss) on securities	1.46	(1.12)	(2.22)	(2.71)		7.95	2.65	(0.61)
Total from Investment Operations	1.47	(1.13)	(2.25)	(2.79)		7.88	2.62	(0.61)
Less Distributions:
Dividends from net investment income	—	—	—	—		—	—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)		(0.28)	—	—
Total Distributions	—	—	0.00 (2)	(1.21)		(0.28)	—	—
Net Asset Value, End of Period	$14.41	$12.94	$14.07	$16.32		$20.32	$12.72	$10.10
Total Return	11.36%	(8.03)%	(13.78)%	(14.57	)%(4)	62.39%	25.94%	(5.70)%
Net Assets, End of Period (000’s)	$38,111	$31,623	$60,435	$66,215		$66,561	$22,494	$8,893
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.31%	1.25%	1.33%	2.30	%(3)	1.30%	2.41%	3.97%
Net	0.98%	0.99%	0.98%	0.99	%(3)	0.99%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	0.19%	(0.06)%	(0.22)%	(0.77	)%(3)	(0.55)%	(0.37)%	(0.02)%
Portfolio Turnover	14%	47%	31%	9%		41%	37%	30%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2024*	Year Ended March 31, 2024	Year Ended March 31, 2023	Commencement of Operations to the Seven Months Ended March 31, 2022(1)

Net Asset Value, Beginning of Period	$5.92	$6.43	$7.46	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	—	(0.01)	(0.03)
Net realized and unrealized gain/(loss) on securities	0.66	(0.51)	(1.02)	(1.30)
Total from Investment Operations	0.67	(0.51)	(1.03)	(1.33)
Less Distributions:
Dividends from net investment income	—	—	—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)
Total Distributions	—	—	0.00 (2)	(1.21)
Net Asset Value, End of Period	$6.59	$5.92	$6.43	$7.46
Total Return	11.32%	(7.93)%	(13.80)%	(15.00	)%(4)
Net Assets, End of Period (000’s)	$3,305	$2,934	$1,774	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.16%	1.12%	1.18%	2.08	%(3)
Net	0.95%	0.95%	0.93%	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.21%	(0.00)%	(0.17)%	(0.71	)(3)
Portfolio Turnover	14%	47%	31%	9%

*Unaudited

(1)Commenced operations September 1, 2021

(2)Rounds to less than $0.005 per share

(3)Annualized

(4)Not Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests,

**Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*		Years Ended March 31,
			2024	2023		2022		2021	2020
Net Asset Value, Beginning of Period	$23.86		$21.21	$22.68		$24.33		$14.83	$20.77
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.31		0.45	0.40		0.35		0.23	0.44
Net realized and unrealized gain/(loss) on securities	1.08		2.64	(1.57)		(1.76)		9.62	(6.13)
Total from Investment Operations	1.39		3.09	(1.17)		(1.41)		9.85	(5.69)
Less Distributions:
Dividends from net investment income	—		(0.44)	(0.30)		(0.24)		(0.35)	(0.25)
Distributions from realized capital gains	—		—	—		—		—	—
Total Distributions	—		(0.44)	(0.30)		(0.24)		(0.35)	(0.25)
Net Asset Value, End of Period	$25.25		$23.86	$21.21		$22.68		$24.33	$14.83
Total Return	5.83%		14.66%	(5.10)%		(5.84)%		66.76%	(27.75)%
Net Assets, End of Period (000’s)	$295,474		$328,464	$353,812		$424,110		$524,972	$435,137
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%		1.51%	1.52%		1.50%		1.50%	1.50%
Net	1.41	%(g)	1.41%	1.42	%(f)	1.40	%(e)	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(b)(c)	2.55%		2.07%	2.00%		1.45%		1.18%	2.13%
Portfolio Turnover	5%		21%	15%		19%		23%	28%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*		Years Ended March 31,
			2024	2023		2022		2021	2020
Net Asset Value, Beginning of Period	$23.76		$21.12	$22.59		$24.25		$14.78	$20.71
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.35		0.53	0.48		0.44		0.31	0.50
Net realized and unrealized gain/(loss) on securities	1.08		2.63	(1.57)		(1.76)		9.60	(6.09)
Total from Investment Operations	1.43		3.16	(1.09)		(1.32)		9.91	(5.59)
Less Distributions:
Dividends from net investment income	—		(0.52)	(0.38)		(0.34)		(0.44)	(0.34)
Distributions from realized capital gains	—		—	—		—		—	—
Total Distributions	—		(0.52)	(0.38)		(0.34)		(0.44)	(0.34)
Net Asset Value, End of Period	$25.19		$23.76	$21.12		$22.59		$24.25	$14.78
Total Return	6.02%		15.12%	(4.74)%		(5.51)%		67.42%	(27.50)%
Net Assets, End of Period (000’s)	$2,223,851		$2,312,374	$2,338,037		$3,199,601		$2,962,171	$1,740,528
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%		1.26%	1.27%		1.26%		1.25%	1.25%
Net	1.04	%(g)	1.04%	1.05	%(f)	1.04	%(e)	1.03%	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	2.92%		2.42%	2.41%		1.84%		1.56%	2.45%
Portfolio Turnover	5%		21%	15%		19%		23%	28%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2024*		Years Ended March 31,
			2024	2023		2022		2021	2020
Net Asset Value, Beginning of Period	$11.52		$10.49	$11.42		$12.43		$7.72	$10.97
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.18		0.27	0.25		0.24		0.17	0.25
Net realized and unrealized gain/(loss) on securities	0.52		1.29	(0.80)		(0.91)		4.98	(3.16)
Total from Investment Operations	0.70		1.56	(0.55)		(0.67)		5.15	(2.91)
Less Distributions:
Dividends from net investment income	—		(0.53)	(0.38)		(0.34)		(0.44)	(0.34)
Distributions from realized capital gains	—		—	—		—		—	—
Total Distributions	—		(0.53)	(0.38)		(0.34)		(0.44)	(0.34)
Net Asset Value, End of Period	$12.22		$11.52	$10.49		$11.42		$12.43	$7.72
Total Return	6.08%		15.17%	(4.58)%		(5.46)%		67.52%	(27.43)%
Net Assets, End of Period (000’s)	$447,454		$460,078	$484,124		$700,956		$676,695	$384,224
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%		1.11%	1.12%		1.10%		1.10%	1.10%
Net	0.95	%(g)	0.94%	0.95	%(f)	0.95	%(e)	0.94%	0.94%
Ratio of net investment income (loss) to average net assets(b)(c)	3.04%		2.51%	2.45%		1.90%		1.66%	2.28%
Portfolio Turnover	5%		21%	15%		19%		23%	28%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(f)Ratio (Net) would have been 1.41% for Ordinary, 1.04% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(g)Ratio (Net) would have been 1.40% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.97	$14.21	$15.76	$16.54	$10.07	$13.56
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.26	0.31	0.29	0.20	0.12	0.65
Net realized and unrealized gain/(loss) on securities	0.72	1.78	(1.26)	(0.63)	6.88	(3.76)
Total from Investment Operations	0.98	2.09	(0.97)	(0.43)	7.00	(3.11)
Less Distributions:
Dividends from net investment income	—	(0.33)	(0.58)	(0.15)	(0.53)	(0.38)
Distributions from realized capital gains	—	—	—	(0.20)	—	—
Total Distributions	—	(0.33)	(0.58)	(0.35)	(0.53)	(0.38)
Net Asset Value, End of Period	$16.95	$15.97	$14.21	$15.76	$16.54	$10.07
Total Return	6.14%	14.81%	(5.95)%	(2.72)%	70.25%	(23.73)%
Net Assets, End of Period (000’s)	$91,958	$124,102	$129,983	$170,731	$194,665	$133,912
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.52%	1.52%	1.51%	1.53%	1.53%
Net	1.41%	1.42%	1.42%	1.41%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets(b)(c)	3.08%	2.07%	2.09%	1.15%	0.90%	4.85%
Portfolio Turnover	1%	21%	18%	29%	35%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.96	$14.21	$15.77	$16.54	$10.07	$13.57
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.28	0.36	0.35	0.25	0.17	0.69
Net realized and unrealized gain/(loss) on securities	0.73	1.78	(1.28)	(0.61)	6.88	(3.76)
Total from Investment Operations	1.01	2.14	(0.93)	(0.36)	7.05	(3.07)
Less Distributions:
Dividends from net investment income	—	(0.39)	(0.63)	(0.21)	(0.58)	(0.43)
Distributions from realized capital gains	—	—	—	(0.20)	—	—
Total Distributions	—	(0.39)	(0.63)	(0.41)	(0.58)	(0.43)
Net Asset Value, End of Period	$16.97	$15.96	$14.21	$15.77	$16.54	$10.07
Total Return	6.33%	15.20%	(5.65)%	(2.29)%	70.84%	(23.50)%
Net Assets, End of Period (000’s)	$667,215	$634,476	$609,581	$753,426	$625,221	$367,321
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.27%	1.27%	1.26%	1.28%	1.28%
Net	1.04%	1.05%	1.05%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets(b)(c)	3.45%	2.42%	2.50%	1.49%	1.27%	5.02%
Portfolio Turnover	1%	21%	18%	29%	35%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.34	$10.21	$11.53	$12.20	$7.53	$10.25
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.20	0.27	0.25	0.17	0.13	0.55
Net realized and unrealized gain/(loss) on securities	0.53	1.25	(0.93)	(0.43)	5.12	(2.83)
Total from Investment Operations	0.73	1.52	(0.68)	(0.26)	5.25	(2.28)
Less Distributions:
Dividends from net investment income	—	(0.39)	(0.64)	(0.21)	(0.58)	(0.44)
Distributions from realized capital gains	—	—	—	(0.20)	—	—
Total Distributions	—	(0.39)	(0.64)	(0.41)	(0.58)	(0.44)
Net Asset Value, End of Period	$12.07	$11.34	$10.21	$11.53	$12.20	$7.53
Total Return	6.44%	15.13%	(5.59)%	(2.23)%	70.90%	(23.46)%
Net Assets, End of Period (000’s)	$291,437	$264,566	$261,031	$259,496	$129,822	$96,708
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%	1.12%	1.12%	1.12%	1.13%	1.13%
Net	1.01%	1.02%	1.02%	1.02%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	3.44%	2.52%	2.53%	1.35%	1.32%	5.62%
Portfolio Turnover	1%	21%	18%	29%	35%	33%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.98	$11.68		$12.69	$13.95	$7.98	$10.60
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.15	0.11		0.17	0.10	0.01	(0.05)
Net realized and unrealized gain/(loss) on securities	0.87	0.31		(1.03)	0.23	6.05	(2.54)
Total from Investment Operations	1.02	0.42		(0.86)	0.33	6.06	(2.59)
Less Distributions:
Dividends from net investment income	—	(0.12)		(0.15)	(0.16)	—	—
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)	(0.03)
Total Distributions	—	(0.12)		(0.15)	(1.59)	(0.09)	(0.03)
Net Asset Value, End of Period	$13.00	$11.98		$11.68	$12.69	$13.95	$7.98
Total Return	8.51%	3.70%		(6.69)%	1.90%	76.07%	(24.50)%
Net Assets, End of Period (000’s)	$35,483	$54,438		$95	$131	$86	$49
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.49%	1.81%		1.60%	1.63%	1.62%	1.90%
Net	1.39%	1.71	%(e)	1.60%	1.63%	1.62%	1.90%
Ratio of net investment income (loss) to average net assets(b)(c)	2.49%	0.90%		1.56%	0.72%	0.12%	(0.44)%
Portfolio Turnover	8%	38%		57%	51%	55%	142	%(f)

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.13	$11.81		$12.83	$14.06	$8.02	$10.60
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.13	0.20		0.22	0.18	0.06	(0.01)
Net realized and unrealized gain/(loss) on securities	0.94	0.28		(1.04)	0.21	6.07	(2.54)
Total from Investment Operations	1.07	0.48		(0.82)	0.39	6.13	(2.55)
Less Distributions:
Dividends from net investment income	—	(0.16)		(0.20)	(0.19)	—	—
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)	(0.03)
Total Distributions	—	(0.16)		(0.20)	(1.62)	(0.09)	(0.03)
Net Asset Value, End of Period	$13.20	$12.13		$11.81	$12.83	$14.06	$8.02
Total Return	8.82%	4.24%		(6.32)%	2.37%	76.56%	(24.10)%
Net Assets, End of Period (000’s)	$23,710	$6,843		$3,438	$3,682	$12,314	$6,995
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.24%	1.57%		1.38%	1.34%	1.37%	1.65%
Net	0.92%	1.30	%(e)	1.26%	1.22%	1.25%	1.53%
Ratio of net investment income (loss) to average net assets(b)(c)	2.32%	1.62%		1.94%	1.21%	0.49%	(0.05)%
Portfolio Turnover	8%	38%		57%	51%	55%	142	%(f)

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2024*	Years Ended March 31,
		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.14	$11.80		$12.82	$14.07	$8.02	$10.60
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.17	0.22		0.22	0.15	0.06	(0.01)
Net realized and unrealized gain/(loss) on securities	0.89	0.28		(1.04)	0.23	6.08	(2.53)
Total from Investment Operations	1.06	0.50		(0.82)	0.38	6.14	(2.54)
Less Distributions:
Dividends from net investment income	—	(0.16)		(0.20)	(0.20)	—	(0.01)
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)	(0.03)
Total Distributions	—	(0.16)		(0.20)	(1.63)	(0.09)	(0.04)
Net Asset Value, End of Period	$13.20	$12.14		$11.80	$12.82	$14.07	$8.02
Total Return	8.73%	4.45%		(6.30)%	2.25%	76.69%	(24.08)%
Net Assets, End of Period (000’s)	$28,432	$25,920		$24,524	$22,121	$11,490	$6,240
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.09%	1.44%		1.23%	1.29%	1.22%	1.50%
Net	0.98%	1.23	%(e)	1.23%	1.29%	1.22%	1.50%
Ratio of net investment income (loss) to average net assets(b)(c)	2.73%	1.88%		1.99%	1.11%	0.51%	(0.08)%
Portfolio Turnover	8%	38%		57%	51%	55%	142	%(f)

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

•Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

•Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (net) would have been 1.57% for Ordinary, 1.16% for Institutional and 1.09% for R6 if the Fund did not incur Proxy Expenses in connection with the Reorganization of Pear Tree Axiom Emerging Markets World Equity Fund.

(f)Turnover is higher due to a change in strategy as of January 1, 2020.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization of the Trust

Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2024, the Trust currently has six separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.

As of September 30, 2024, there were the following Funds and their corresponding investment objective:

Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.

Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.

Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.

Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.

Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.

Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Environmental Opportunities, which is a “diversified company.”

As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidations. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary shares and Institutional shares. R6 Shares were offered only by Environmental Opportunities, Foreign Value, Foreign Value Small Cap and International Opportunities.

At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

the U.S. market or another developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Security Valuation

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

·Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

Valuation Inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2024:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2024
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$100,006,857	$—	$—	$100,006,857
Short Term Investments	—	—	—	—
Total	$100,006,857	$—	$—	$100,006,857

Quality
Common Stock*	$285,019,949	$—	$—	$285,019,949
Depository Receipts	65,283,031	—	—	65,283,031
Short Term Investments	3,728,951	—	—	3,728,951
Total	$354,031,931	$—	$—	$354,031,931

Environmental Opportunities
Common Stock*	$44,323,266	$—	$—	$44,323,266
Short Term Investments	9,610,853	—	—	9,610,853
Total	$53,934,119	$—	$—	$53,934,119

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2024
	Level 1	Level 2	Level 3	Total
Foreign Value
Common Stock*	$2,878,460,472	$16,931,698	$4,417	$2,895,396,587
Warrants	94,111	—	—	94,111
Short Term Investments	31,939,076	—	—	31,939,076
Total	$2,910,493,659	$16,931,698	$4,417	$2,927,429,774

Foreign Value Small Cap
Common Stock*	$944,830,666	$49,828,599	$—	$994,659,265
Short Term Investments	51,275,397	—	—	51,275,397
Total	$996,106,063	$49,828,599	$—	$1,045,934,662

International Opportunities
Common Stock*	$79,359,428	$3,895,558	$—	$83,254,986
Short Term Investments	3,989,883	—	—	3,989,883
Total	$83,349,311	3,895,558	$—	$87,244,869

* Refer to Schedule of Investments for breakout by sector and/or country.

At September 30, 2024 there was one Level 3 security held by Foreign Value. No Level 3 securities were held in Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities Funds. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at September 30, 2024

Foreign Value Common Stock
Balances as of 03/31/2024	$4,444
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(27)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balances as of 09/30/2024	$4,417

*Refer to Schedule of Investments for breakout by industry or country.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

*Transfers between Levels are recognized at the end of the reporting period.

*At September 30, 2024 Environmental Opportunities transferred $2,470,823 out of Level 2 into Level 1, Foreign Value transferred $183,839,494 out of Level 2 into Level 1. Foreign Value Small Cap Fund transferred $73,244,053 out of Level 2 into Level 1 and International Opportunities transferred $6,541,705 out of Level 2 into Level 1. All transfers were due to foreign markets re-opening. Small Cap and Quality Funds had no transfers.

*For each Small Cap, Quality and Environmental Opportunities no common stock was labeled as Level 2 as of September 30, 2024. For Foreign Value, Foreign Value Small Cap and International Opportunities, the aggregate market values of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries:

	Foreign Value	Foreign Value Small Cap	International Opportunities
Banks	$16,931,698	$49,828,599	$2,462,641
Diversified Financial Services	—	—	1,432,917
	$16,931,698	$49,828,599	$3,895,558

*Market Value of common stock labeled as Level 3 in Foreign Value consists of the market value of common stock labeled as Level 3 in the following industries:

Foreign Value
Metals & Mining	$ 4,417
$ 4,417

No other fund held common stock labeled as Level 3 as of September 30, 2024.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024;

Common Stock	Fair Value September 30, 2024	Valuation Methodologies	Unobservable Input(1)	Range	Impact to Valuation from a Decrease in Input(2)
Foreign Value	$4,417	Market Comparable	Comparability Adjustment	100%	Decrease

1.In determining certain of these inputs, management evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

2.This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financials were issued.

On November 1, 2024, Small Cap and Quality began offering the sale of R6 Shares.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Quality Fund attributable to R6 Shares such the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.64 percent of Quality Fund’s net assets attributable to R6 Shares.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional Shares and R6 Shares such the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively.

These expense reimbursement agreements only may be terminated with the approval of the Trustees. The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

There were no other events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Reverse Repurchase Agreements

When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the collateral remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At September 30, 2024, there were no outstanding Reverse Repurchase Agreements.

Counterparty Credit Risk

Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, a Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although each Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At September 30, 2024 there were no outstanding Forward Foreign Currency Contracts.

Spot Foreign Currency Contracts

Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although, these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.

At September 30, 2024, there were no outstanding Spot Foreign Currency Contracts.

Securities Lending

During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.

Allocations of Trust Expenses

Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.

A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)

Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, with the exception of certain fee waivers and expense Reimbursement Agreements, as well as certain class-specific expenses. Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

3. Management Fees, Advisory Fees and Other Affiliate Transactions

Management Fees

The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.

Since March 31,2017 and most recently extended to July 31, 2025, the Manager has agreed, with respect to Foreign Value and Foreign Value Small Cap, to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Since December 1, 2013, and most recently extended to July 31, 2025, the Manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of $125 million. On or before July 31, 2025, this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 and most recently extended to July 31, 2025, the Manager has contractually agreed to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities would be calculated using an annual rate of 0.80 percent of International Opportunities’ net assets. This fee waiver only may be terminated with the approval of the Trustees.

In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2024, aggregate management fees inclusive of fee waivers, from all Funds were $20,076,828, as disclosed on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

Since November 15, 2019, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.94%. Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31, 2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 and most recently extended through July 31, 2025, the Manager has contractually agreed to reimburse International Opportunities with respect to Institutional Shares for a portion of International Opportunities’ expenses attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities’ adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This fee waiver only may be terminated with the approval of the Trustees.

Since August 1, 2023 and most recently extended through July 31, 2025, the Manager also has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.

Since June 1, 2020, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31, 2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Since September 1, 2021, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95%. On and before July 31, 2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Except with respect to Environmental Opportunities Fund, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager and/or Sub-Adviser. With respect to Environmental Opportunities Fund, the Sub-Adviser to that fund had an agreement with a predecessor fund to Environmental Opportunities Fund whereby the Sub-Adviser, in its capacity as the investment manager to the predecessor fund, could during a 3-year period recoup amounts from the fund not to exceed the amounts waived by the Sub-Adviser or reimbursed by the Sub-Adviser to the predecessor fund, subject to certain conditions. As of August 31, 2024, the Sub-Adviser had not received any amounts as recoupment from Environmental Opportunities Fund, and its right to recoup amounts from that fund expired.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

Sub-Advisory Fees

The Manager has entered into sub-advisory contracts with the following sub-advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Chartwell Investment Partners, LLC (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).

For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2024, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:

Small Cap	0.25% of the first $100 million and
0.30% of amounts in excess of $100 million but less than $200 million and
0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000
Environmental Opportunities	0.38% of the average daily total net assets

Foreign Value	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of amounts in excess of $200 million of average daily total net assets.
International Opportunities	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.

As of March 31, 2017 and most recently extended through July 31, 2025, the Sub-Adviser to each of Foreign Value, Foreign Value Small Cap, and International Opportunities has contractually agreed to waive

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:

Foreign Value	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.
International Opportunities	0.25% of the first $35 million and
0.30% of amounts in excess of $35 million but less than $200 million and
0.40% of amounts in excess of $200 million of average daily total net assets.

This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.

Distribution Fees, including Fees under 12b-1 Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.

Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.

During the six months ended September 30, 2024, the aggregate 12b-1 distribution fees of the Funds were $923,412, as disclosed on the Statement of Operations.

Transfer Agent Fees

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides that with respect to Ordinary Shares and Institutional Shares, base

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out-of-pocket expenses.

The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:

March 31, 2017 through July 31, 2025 for Small Cap, Foreign Value, Foreign Value Small Cap.

June 1, 2017 through July 31, 2025 for Quality.

January 1, 2019 through July 31, 2025 for International Opportunities.

September 1, 2021 through July 31, 2025 for Environmental Opportunities.

Prior to July 31, 2025 these arrangements only may be terminated by the Trustees in their sole discretion.

During the six months ended September 30, 2024, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, were $1,272,664, as disclosed on the Statement of Operations.

Fund Administration Fees

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2024, the aggregate amount of fees paid by all Funds pursuant to this agreement was $691,000, as disclosed on the Statement of Operations.

The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2024, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $154,889.

Custody and Fund Accounting

UMB Fund Services, LLC serves as a fund administrator of each Fund. UMB Bank, n.a. serves as the custodian of each Fund’s assets.

To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2024, there were no custody credits.

Trustees’ Fees

For the six months ended September 30, 2024, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $27,500, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of $1,500.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager

4. Purchases and Sales

During the six months ended September 30, 2024, purchases of investment securities, other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap, and International Opportunities, were $19,700,699, $44,812,392, $6,481,920, $133,823,603, $13,535,791, and $7,077,190, respectively. Sales of such securities for the Funds were $8,432,315, $43,997,763, $11,930,519, $415,832,691, $58,503,061, and $16,295,029, respectively.

5. Contingent Liability

For the period April 1, 2023 to July 31, 2023, the Trust maintained a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium for that policy was allocated among the Funds and the Transfer Agent. Additionally, the Funds had committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium was held by ICI Mutual. This reserve premium will be refunded by August 1, 2028.

Beginning August 1, 2023, the Trust has maintained a joint fidelity bond with the Transfer Agent through Hartford Fire Insurance Company. The annual premium for that policy currently is allocated among the Funds and the Transfer Agent.

6. Concentration of Risk

The relatively large investments from time to time of, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.

7. Federal Income Taxes

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Certain Funds had capital loss carryovers at March 31, 2024. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2024 (Unaudited)

	March 31, 2024
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$(294,423)	$—	$(294,423)
Quality	—	—	—	—
Environmental Opportunities	—	(5,387,053)	(8,405,247)	(13,792,300)
Foreign Value	—	(155,018,032)	(104,035,542)	(259,053,574)
Foreign Value Small Cap	—	(23,823,764)	(53,926,380)	(77,750,144)
International Opportunities	(22,327,588)	(16,929,612)	(2,359,707)	(41,616,907)

International Opportunities Fund’s acquired losses are subject to an annual Internal Revenue Code section 382 limit of $766,783.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Funds’ tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2021-2023, or expected to be taken in the Fund’s 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the period covered by this report, Registrant did not make any change in or have any disagreements with accountants on any accounting or financial disclosure required by Item 304 of Regulation S-K.

Item 9: Proxy Disclosures for Open-End Management Investment Companies

No matter was submitted during the period covered by this report to a vote of Registrant’s shareholders through the solicitation of proxies or otherwise.

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The amounts of remuneration paid to Registrant’s Trustees and Chief Compliance Officer are incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed as Item 7 herewith. During the reporting period, no compensation was paid by Registrant to the Trustee who was an “interested person” of Registrant, as such term is defined in the Investment Company Act of 1940, or to any other officer of Registrant for his or her services to Registrant as a trustee or officer; for those services, such persons were compensated by the Manager, the Pear Tree Funds’ distributor, or other sources.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts

At their May 23, 2024 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement with respect to each Fund. In connection with that meeting, the Trustees received and reviewed information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees through their independent legal counsel. Throughout their consideration of the Agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.

Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreements for an additional one-year period, subject to earlier termination as provided for in each Agreement.

In approving the Management Contract and Sub-Advisory Agreements with respect to each Fund, the Trustees, including the Independent Trustees, considered those factors discussed below, as well as conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Trustees did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees’ conclusions are based in part on their consideration of the advisory and sub-advisory arrangements in prior years and on the Trustees’ ongoing regular review of Fund performance and operations throughout the year.

Nature, extent, and quality of services

The Trustees reviewed information provided by the Manager and Sub-Advisers relating to their operations and personnel, descriptions of its organizational and management structure, and information regarding the Manager’s and Sub-Advisers’ compliance and regulatory histories, including their Forms ADV. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Trustees observed that the scope of services provided by the Manager and the

PEAR TREE FUNDS

Sub-Advisers, and of the undertakings required of them in connection with those services, including in the case of the Manager maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Trustees also considered that the Manager is responsible for the management of the day-to-day operations of the Funds, including general supervision of and coordination of the services provided by each Sub-Adviser, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Trustees also considered the significant risks assumed by the Manager and Sub-Advisers in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new funds and ongoing risks, including in the case of the Manager, investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent, and quality of the services provided by the Manager and Sub-Advisers, the Trustees also took into account their knowledge of the Manager’s and Sub-Advisers’ managements and the quality of the performance of their duties, through Trustees meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust.

The Trustees concluded that the Manager and each Sub-Adviser may reasonably be expected to continue to provide high quality services under the Management Contract and Sub-Advisory Agreements with respect to the Funds.

Investment performance

In considering each Fund’s performance, the Trustees reviewed information prepared by the Manager regarding the Fund’s performance, considered the comparative performance of an applicable benchmark index, considered the performance of comparable funds as included in the report prepared by Broadridge, and took into account the Manager’s and each Sub-Adviser’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s Sub-Advisory arrangements generally. The Trustees noted that while it found the data provided by Broadridge generally useful, it recognized such data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

The Trustees noted that each of Quality Fund, Foreign Value Fund, Foreign Value Small Cap Fund, International Opportunities Fund, and Small Cap Fund generally had good to excellent performance over the past one to three years when compared to their peers. The Trustees also noted, however, that Environmental Opportunities Fund’s performance lagged, especially when compared to its benchmark index. However, the Trustees also considered that the compositions of the benchmark index and the portfolio were significantly different, and they considered the actions that have been and continue to be taken by Essex, the Fund’s Sub-Adviser, to improve performance.

Fees and expenses

The Trustees reviewed comparative information prepared by Broadridge, including, among other data, each Fund’s contractual and net management fees (and sub-advisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and sub-advisory services provided by the Manager and the Sub-Advisers. The Trustees considered each Fund’s ranking within a smaller group of peer funds chosen by Broadridge, as well as the Fund’s ranking within a broader group

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of funds. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees also took into account the Manager’s discussion with respect to overall management fees and the fees of the Sub-Advisers, including the amount of the management fees retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Manager. The Trustees also noted that the Manager pays the sub-advisory fees, and that such fees are negotiated at arm’s length with respect to each Sub-Adviser.

The Trustees concluded that net total expenses for the Funds were generally equal to the peer group median for all Funds, other than Foreign Value Fund and Quality Fund, which were higher compared to the peer group, and net management fees for the Funds were generally equal to the peer group median, other than Foreign Value Fund, Foreign Value Small Cap Fund, and Quality Fund, which were higher.

Profitability/indirect benefits

In considering the costs of the services to be provided and the profits to be realized by the Manager and its affiliates from the Manager’s relationship with the Trust, as well as the Sub-Advisers, the Trustees reviewed financial information of the Manager and the Sub-Advisers, information presented by the Manager regarding the net profitability to the Manager and its affiliates with respect to each Fund, received information with respect to the Manager’s allocation methodologies used in preparing the profitability data, and considered that the Manager also provides administrative and transfer agency services to the Funds pursuant to administrative and transfer agency services agreements.

Based upon its review, the Trustees concluded that the level of profitability of the Manager and its affiliates from their relationship with the Funds, as well as the profitability of the Sub-Advisers, was reasonable and not excessive.

Economies of scale

The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increased. They noted that, although certain Funds pay advisory fees at a base fixed rate as a percentage of average daily net assets, the actual management fee rate paid by some Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Funds’ peer groups identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds.

Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Funds of economies of scale at the current asset levels of the Funds.

* * *

After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 23, 2024 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which Registrant’s shareholders may recommend nominees to Registrant’s Trustees, where those changes were implemented after Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.

Item 16.	Controls and Procedures

(a)(i) The Registrant maintains disclosure controls and procedures that are intended to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its President and Treasurer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the President and Treasurer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s President and Treasurer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures are effective.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Section 302 Certifications are attached as Exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
President

Date: November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Leon Okurowski
Leon Okurowski
Treasurer

Date: November 27, 2024